UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	11/30/2011

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of November 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS
Aerospace & Defense — 1.9%
222,284	Northrop Grumman Corp.	$ 12,685,748
62,114	United Technologies Corp.	4,757,932

		17,443,680

Airlines — 1.3%
693,162	United Continental Holdings, Inc.(a)(b)	12,456,121

Auto Components — 2.2%
492,721	Lear Corp.	20,659,792

Automobiles — 1.4%
594,718	General Motors Co.(a)(b)	12,661,546

Capital Markets — 4.8%
424,157	Bank of New York Mellon Corp. (The)	8,254,095
148,081	Goldman Sachs Group, Inc. (The)	14,195,045
306,735	Lazard Ltd. (Class A Stock)	7,919,898
988,527	Morgan Stanley	14,620,314

		44,989,352

Chemicals — 1.0%
172,355	Mosaic Co. (The)	9,093,450

Commercial Banks — 3.7%
240,126	PNC Financial Services Group, Inc.	13,017,230
827,300	Wells Fargo & Co.	21,393,978

		34,411,208

Commercial Services & Supplies — 1.0%
283,867	Waste Management, Inc.	8,885,037

Computers & Peripherals — 0.7%
16,280	Apple, Inc.(b)	6,222,216

Consumer Finance — 2.8%
320,393	American Express Co.	15,391,680
808,774	SLM Corp.	10,417,009

		25,808,689

Diversified Financial Services — 4.5%
504,353	Citigroup, Inc.	13,859,620
578,278	JPMorgan Chase & Co.	17,909,270
304,296	Moody’s Corp.(a)	10,562,114

		42,331,004

Electric Utilities — 1.4%
298,697	Exelon Corp.	13,235,264

Electronic Equipment & Instruments — 2.5%
3,927,583	Flextronics International Ltd.(b)	23,447,671

Food & Staples Retailing — 3.5%
470,603	CVS Caremark Corp.	18,278,221
237,260	Wal-Mart Stores, Inc.	13,974,614

		32,252,835

Food Products — 6.2%
266,925	Bunge Ltd.	16,682,813
271,207	Kraft Foods, Inc. (Class A Stock)	9,804,133
823,105	Smithfield Foods, Inc.(a)(b)	20,157,841
529,281	Tyson Foods, Inc. (Class A Stock)	10,659,719

		57,304,506

Healthcare Providers & Services — 1.2%
244,187	Cigna Corp.	10,800,391

Hotels, Restaurants & Leisure — 1.7%
934,265	International Game Technology	15,938,561

Independent Power Producers & Energy Traders — 1.7%
1,055,515	Calpine Corp.(b)	15,874,946

Insurance — 4.7%
208,795	Arch Capital Group Ltd.(b)	7,886,187
297,739	Axis Capital Holdings Ltd.	9,506,806
487,602	MetLife, Inc.	15,349,711
199,727	Travelers Cos., Inc. (The)	11,234,644

		43,977,348

Internet Software & Services — 1.8%
28,598	Google, Inc. (Class A Stock)(b)	17,141,355

Machinery — 1.4%
399,084	Ingersoll-Rand PLC(a)	13,217,662

Media — 9.6%
1,209,783	Comcast Corp. (Class A Stock)	27,425,781
750,285	Liberty Global, Inc. (Series C)(b)	28,435,802
667,660	News Corp. (Class A Stock)	11,643,990
483,936	Viacom, Inc. (Class B Stock)	21,660,975

		89,166,548

Metals & Mining — 3.5%
218,817	Goldcorp, Inc.	11,748,285
307,006	Newmont Mining Corp.	21,146,573

		32,894,858

Oil, Gas & Consumable Fuels — 13.5%
227,029	Anadarko Petroleum Corp.	18,450,647
91,136	Apache Corp.	9,062,564
203,473	Hess Corp.	12,253,144
527,797	Marathon Oil Corp.	14,757,204
313,281	Marathon Petroleum Corp.	10,460,453
208,040	Noble Energy, Inc.	20,469,056
197,024	Occidental Petroleum Corp.	19,485,674
278,009	Southwestern Energy Co.(b)	10,578,242
339,479	Suncor Energy, Inc.	10,191,159

		125,708,143

Pharmaceuticals — 5.8%
1,079,849	Mylan, Inc.(b)	21,089,451
716,947	Pfizer, Inc.	14,389,126
293,598	Sanofi (France), ADR	10,278,866
214,104	Teva Pharmaceutical Industries Ltd. (Israel), ADR	8,480,660

		54,238,103

Road & Rail — 1.2%
523,428	CSX Corp.	11,363,622

Semiconductors & Semiconductor Equipment — 2.0%
616,952	Marvell Technology Group Ltd.(b)	8,711,362
371,566	Maxim Integrated Products, Inc.	9,530,668

		18,242,030

Software — 4.3%
1,258,575	CA, Inc.	26,681,790
837,387	Symantec Corp.(b)	13,691,277

		40,373,067

Specialty Retail — 1.5%
954,482	Staples, Inc.	13,754,086

Wireless Telecommunication Services — 3.0%
1,845,988	MetroPCS Communications, Inc.(b)	15,469,379
543,584	NII Holdings, Inc.(b)	12,507,868

		27,977,247

	TOTAL LONG-TERM INVESTMENTS (cost $829,499,085)	891,870,338

SHORT-TERM INVESTMENT — 8.1%
AFFILIATED MONEY MARKET MUTUAL FUND
75,444,873	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $75,444,873; includes $39,004,598 of cash collateral received for securities on loan)(c)(d)	75,444,873

	TOTAL INVESTMENTS — 103.9% (cost $904,943,958)(e)	967,315,211
	Liabilities in excess of other assets — (3.9%)	(36,599,979)

	NET ASSETS — 100.0%	$930,715,232

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,865,067; cash collateral of $39,004,598 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on November 30, 2011. Collateral was subsequently received on December 1, 2011 and the Fund remained in compliance.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$911,992,893	$127,287,594	$(71,965,276)	$55,322,318

The difference between book basis and tax basis is primarily attributable to the differences in the treatment of losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$891,870,338	$—	$—
Affiliated Money Market Mutual Fund	75,444,873	—	—

Total	$967,315,211	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 19, 2012

*	Print the name and title of each signing officer under his or her signature.